Description of Plan (Details) - EBP Plan No. 003	12 Months Ended
Dec. 31, 2025 USD ($) yr investmentAlternative h loan period
EBP, Description of Plan [Line Items]
Intern requisite service hours | h	1,000
Intern requisite service period	12 months
Intern requisite service hours during two consecutive periods | h	500
Intern service computation periods | period	2
Automatic deferral, opt out period	45 days
Annual increase in deferral rate (as a percent)	1.00%
Participant maximum deductions to total compensation (as a percent)	75.00%
Requisite service period	12 months
Employer contributions matching (as a percent)	5.00%
Vesting service period	10 years
Employer contributions, after consideration of forfeitures | $	$ 1,287,347,383
Plan retirement age | yr	59.5
Plan participation period in order to withdraw	5 years
Eligible withdrawal amount | $	$ 1,000
Term of withdrawal after rule of 60	15 years
Participant contribution vesting (as a percent)	100.00%
Employer contribution vesting (as a percent)	100.00%
Employer contribution vesting service period	36 months
Participant loan, participant number of outstanding loans at any time | loan	2
Participant loan, general loan, minimum borrowing term	1 year
Participant loan, general loan, maximum borrowing term	5 years
Participant loan, primary residence loan, minimum borrowing term	1 year
Participant loan, primary residence loan, minimum borrowing term	15 years
Participant loan, outstanding loans to vested account balance (as a percent)	50.00%
Participant loan, maximum borrowing amount | $	$ 50,000
Participant loan, account reduction for outstanding loans, term of review prior to current loan	12 months
Participant loan, basis spread on prime rate (as a percent)	1.00%
Number of alternative investments	31
Mutual funds
EBP, Description of Plan [Line Items]
Number of alternative investments	4
Collective investment funds
EBP, Description of Plan [Line Items]
Number of alternative investments	25
Collective Investment Funds, Lifepath Index Funds
EBP, Description of Plan [Line Items]
Number of alternative investments	10
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate (as a percent)	3.00%
Annual fixed rate employer contribution (as a percent)	2.00%
Participant loan interest rate (as a percent)	3.25%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate (as a percent)	5.00%
Annual fixed rate employer contribution (as a percent)	3.00%
Participant loan interest rate (as a percent)	10.50%